Income Taxes (Details Narrative) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Net operating loss carry forwards	$ 644,044
Net operating loss carry forwards expire date	2019